Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

December 27, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    FlexShares Trust

         (File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to amend certain disclosures relating to the investment objective, principal investment strategies, and principal risks of each of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund (each, a “Fund”, and together, the “Funds”), associated with a change of underlying index from the Northern Trust Credit-Scored US Corporate Bond IndexSM to the Northern Trust US Corporate Bond Quality Value Index and from the Northern Trust Credit-Scored US Long Corporate Bond IndexSM to the Northern Trust US Long Corporate Bond Quality Value Index, respectively. Changes to update financial and other non-material information for the Funds will be made as part of the annual updating process for all of the series of the Trust in a 485(b) amendment anticipated to be filed on or about February 25, 2020 with an effective date of March 1, 2020.

We are requesting selective review of the Amendment, pursuant to Release No. 33-6510, on the basis that the disclosure contained in the Amendment is not substantially different than the disclosure contained in the Trust’s prospectus and statement of additional information for the Funds, filed as part of the 2019 annual update on February 25, 2019 or last reviewed by the Staff during its review of Post-Effective Amendment No. 54 filed on June 19, 2015 and Post-Effective Amendment No. 48 filed on August 20, 2014, except for disclosure differences resulting from the change to each Fund’s underlying index. For each Fund, these include:

•	A revised Investment Objective;

•	Revised Principal Investment Strategies;

•	Addition of “Value Score Risk” to the Principal Risks; and

•	Other non-material conforming disclosure changes.

December 27, 2019

Questions and comments concerning the Amendment may be directed to me at (312) 569-1167, or in my absence, Diana E. McCarthy at (215) 988-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Peter K. Ewing

Jeff Beeson

Craig R. Carberry

Jose J. Del Real

Diana E. McCarthy